Stock-Based Compensation - Summary of Restricted Stock Activity (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested, Beginning Balance	97,903	160,935
Number of Shares, Vested	(47,446)	(63,032)
Number of Shares, Unvested, Ending Balance	50,457	97,903
Weighted-Average Grant Date Fair Value, Unvested, Beginning Balance	$ 0.14	$ 0.14
Weighted-Average Grant Date Fair Value, Vested	0.14	0.14
Weighted-Average Grant Date Fair Value, Unvested, Ending Balance	$ 0.14	$ 0.14